18. FINANCIAL INSTRUMENTS (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Assets
Fair value hedge derivatives	$ 222,382	$ 1,726,743
Cash flow hedge derivatives	30,880,387	26,991,977
Net investment hedge derivatives	211,820	4,705,253
Derivatives not designated as hedge accounting	169,768	7,656
Financial assets available for sale	2,532,635	2,425,216
Total financial assets	34,016,992	35,856,845
Financial Liabilities
Fair value hedge derivatives	1,398,590	69,404
Cash flow hedge derivatives	17,202,575	3,953,365
Net investment hedge derivatives	4,683,489	2,364,782
Derivatives not designated as hedge accounting	948,145	55,759
Total financial liabilities	24,232,799	6,443,310
Level 1
Financial Assets
Fair value hedge derivatives	0	0
Cash flow hedge derivatives	0	0
Net investment hedge derivatives	0	0
Derivatives not designated as hedge accounting	0	0
Financial assets available for sale	2,303,085	2,195,667
Total financial assets	2,303,085	2,195,667
Financial Liabilities
Fair value hedge derivatives	0	0
Cash flow hedge derivatives	0	0
Net investment hedge derivatives	0	0
Derivatives not designated as hedge accounting	0	0
Total financial liabilities	0	0
Level 2
Financial Assets
Fair value hedge derivatives	222,382	1,726,743
Cash flow hedge derivatives	30,880,387	26,991,977
Net investment hedge derivatives	211,820	4,705,254
Derivatives not designated as hedge accounting	169,768	7,656
Financial assets available for sale	0	0
Total financial assets	31,484,357	33,431,630
Financial Liabilities
Fair value hedge derivatives	1,398,590	69,404
Cash flow hedge derivatives	17,202,575	3,953,365
Net investment hedge derivatives	4,683,489	2,364,782
Derivatives not designated as hedge accounting	948,145	55,759
Total financial liabilities	24,232,799	6,443,310
Level 3
Financial Assets
Fair value hedge derivatives	0	0
Cash flow hedge derivatives	0	0
Net investment hedge derivatives	0	0
Derivatives not designated as hedge accounting	0	0
Financial assets available for sale	229,550	229,549
Total financial assets	229,550	229,549
Financial Liabilities
Fair value hedge derivatives	0	0
Cash flow hedge derivatives	0	0
Net investment hedge derivatives	0	0
Derivatives not designated as hedge accounting	0	0
Total financial liabilities	$ 0	$ 0